UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

--------
FORM N-CSR
--------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811- 06062

THE THAI CAPITAL FUND, INC.

(Exact name of registrant as specified in charter)

--------

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (201)
915-3054

DATE OF FISCAL YEAR END: December 31, 2003

DATE OF REPORTING PERIOD: December 31, 2003

ITEM 1 - ANNUAL REPORT

ANNUAL REPORT
DECEMBER 31, 2003


THE THAI CAPITAL
FUND, INC.

THE THAI CAPITAL FUND, INC.

GENERAL INFORMATION

THE FUND

     The Thai Capital Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company. The Fund seeks long-term capital appreciation through investment primarily in equity securities of Thai companies. The Fund's investments in Thailand are made through a wholly-owned Investment Plan established under an agreement between SCB Asset Management Co., Ltd. (the
"Manager") and the Fund. The Fund's investments through the Investment Plan are managed by the Manager. Daiwa SB Investments (H.K.) Ltd. provides the Manager with advice regarding investments by the Investment Plan and manages the Fund's assets held outside the Investment Plan.

SHAREHOLDER INFORMATION

     Commencing December 24, 2003, the Fund's shares were listed on the American
Stock Exchange ("AMEX"). The Fund understands that its shares may trade periodically on certain exchanges other than the AMEX, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges.

     The Fund's trading symbol is "TF". Weekly comparative net asset value
("NAV") and market price information about the Fund is published each Monday in
THE WALL STREET JOURNAL, each Sunday in THE NEW YORK TIMES, and each Saturday in
BARRON'S, and also in many other newspapers. The Fund's weekly NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201)
915-3020. Also, the Fund's website includes a monthly market review and a list of the Fund's top ten industries and holdings.

INQUIRIES

     All general inquiries and requests for information should be directed to the Fund at (800) 426-5523. All written inquiries should be directed to the Fund at the following address:

                                   The Thai Capital Fund,
Inc.
                                   c/o Daiwa Securities Trust
Company
                                   One Evertrust Plaza, 9th
Floor
                                   Jersey City, NJ 07302-3051

     For specific information about your share account, please contact EquiServe
Trust Company, N.A. (the "Plan Agent") at the address shown below.

DIVIDEND REINVESTMENT PLAN

     A Dividend Reinvestment Plan (the "Plan") is available to provide
Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent at the following address:

                                   The Thai Capital Fund,
Inc.
                                   c/o EquiServe Trust
Company, N.A.
                                   P.O. Box 43010
                                   Providence, RI 02940-3010
                                   Telephone: (800) 426-5523

     A brief summary of the material aspects of the Plan follows:

     WHO CAN PARTICIPATE IN THE PLAN? If you wish to participate and your shares are held in your name, no action is required on your part, as you are automatically enrolled by the Plan Agent. However, if your shares are held in the name of a brokerage firm, bank or nominee, you should instruct your nominee to participate in the Plan on your behalf. If your nominee is unable to participate in the Plan for you, you should request that your shares be registered in your name, so that you may participate directly in the Plan.
Please contact the Plan Agent if you would like more information about how to change your registration so that you may participate in the Plan.

     MAY I WITHDRAW FROM THE PLAN? If your shares are held in your own name and you wish to receive all dividends and capital gain distributions in cash rather than in shares, you may withdraw from the Plan without penalty at any time by contacting the Plan Agent. If your shares are held in nominee name, you should be able to withdraw from the Plan without penalty at any time by sending written notice to your nominee. If you withdraw, you will receive a share certificate for all full shares or, if you wish, the Plan Agent will sell your shares and send you the proceeds, after the deduction of brokerage commissions. The Plan
Agent will convert any fractional shares to cash at the then-current market price and send to you a check for the proceeds.

     HOW ARE THE DIVIDENDS AND DISTRIBUTIONS REINVESTED? If the market price of the Fund's shares on the payment date should equal or exceed their net asset value per share, the Fund will issue new shares to you at the higher of net asset value or 95% of the then-current market price. If the market price is lower than net asset value per share, the Fund will issue new shares to you at the market price. If the dividends or distributions are declared and payable as cash only, you will receive shares purchased for you by the Plan Agent on the
AMEX or otherwise on the open market to the extent available.

     IS THERE A COST TO PARTICIPATE? There are no Plan charges or brokerage charges for shares issued directly by the Fund. However, each participant will pay a pro rata portion of brokerage commissions for shares purchased on the AMEX or on the open market by the Plan Agent.

     WHAT ARE THE TAX IMPLICATIONS? The automatic reinvestment of dividends and distributions does not relieve you of any income tax which may be payable (or required to be withheld) on such dividends and distributions. In addition, the
Plan Agent will reinvest dividends for foreign participants and for any participants subject to federal backup withholding after the deduction of the amounts required to be withheld.

     PLEASE NOTE THAT, IF YOU PARTICIPATE IN THE PLAN THROUGH
A BROKERAGE
ACCOUNT, YOU MAY NOT BE ABLE TO CONTINUE AS A PARTICIPANT IF
YOU TRANSFER THOSE
SHARES TO ANOTHER BROKER. CONTACT YOUR BROKER OR NOMINEE OR
THE PLAN AGENT TO
ASCERTAIN WHAT IS THE BEST ARRANGEMENT FOR YOU TO PARTICIPATE
IN THE PLAN.

January 23, 2004

DEAR SHAREHOLDERS:

     The management of The Thai Capital Fund, Inc. (the
"Fund") would like to
take this opportunity to inform its shareholders about the Thai economy, the activities of the Stock Exchange of Thailand ("SET") and the Fund's performance for the year ended December 31, 2003.

A REVIEW OF THE THAI ECONOMY IN 2003

     The economy continued to expand during the third and fourth quarter, supported by strong domestic consumption and external demand. Private consumption was given a boost by improvement in both consumer and business sentiment and high prices for agricultural products. Export value increased on the back of increases in both price and quantity. The tourism industry clearly has fully recovered from the impact of SARS.

     We see indications of slowing growth in the third quarter relative to the second quarter, the result of the return to normal trend lines of consumption growth from the abnormally high growth seen in the preceding quarter. At the same time, the foundations of the Thai economy appear to be strengthening, reflected in low inflation, improved employment rate, rising bank lending growth, continued current account surplus, increased foreign reserve and declining external debt.

     For the entire 2003 fiscal year, government revenue grew by 13.6%
year-on-year ("YoY"), while spending contracted 3.4%. The disbursement rate
(excluding principal repayment) was 89.1% vs. 89.2% in fiscal year 2002. The cash balance was in surplus by Bt34.3 billion. The Consumer Price Index ("CPI") rose by 1.9% YoY and core CPI was unchanged from the same quarter.

     Moreover, the Thai economy as a whole remained strong with healthy growth seen in farm income, exports and private investment. Leading economic indicators and business confidence also edged up.

     The National Economic and Social Development Board
("NESDB") has revised
2003 Gross Domestic Product ("GDP") growth to 6.3%. It expects inflation to remain benign at 1.9% along with a healthy current account surplus of US$7.9 billion. NESDB 2004 growth forecast was raised to 7.0% on the back of 17% private investment growth and 14% export growth. Interestingly, government investment is projected to grow by only 2.0% and consumption by only 5.7%.

     The Ministry of Finance revised its forecast of GDP growth for 2004 to 8.3% due to a Bt135.5 billion increase in the government budget.
This does not
include the Bt900 billion of off-budget railway and road construction.

THAI STOCK MARKET OVERVIEW & OUTLOOK

     The SET Index increased by 116.60% in 2003. Fears of terrorism during the
Asia-Pacific Economic Cooperation ("APEC") meeting were thankfully unrealized and the successful conclusion of the APEC meeting spurred a sharp rebound in the market. Good third quarter 2003 earnings results in both the bank and non-bank sectors provided the major catalyst for the strong SET performance. Finally, in
December, Thailand was the region's best performing market, rising over 22%.

     Key events upon which investors focused were the
successful
recapitalization of the Bank of Ayudhya, and a new plan to
carve out remaining
problem loans in the system. At the same time, the large
capitalization sectors
were quiet in general as foreign activity slowed in the third quarter. Quarterly
performance in the third quarter was concentrated in the mid-
cap and small-cap
sectors, including stocks undergoing rehabilitation, with the property sector rising 60.55%, the vehicle sector 82.78%, the finance sector
52.03% and rehabilitation sector 55.34%. The electronics
sector consolidated as
investors digested modest earnings expectations, up just
0.41%
quarter-on-quarter. Large-cap stocks were back in the month of December mostly as a result of retail investors.

     The last several months proved to be an important turning point in which foreign investors no longer appear to determine the direction of the SET. We believe that domestic confidence is driving the SET and will be able to continue to do so this year with some corrections from time to time.

     We see continuation of gains given a still-attractive earnings yield gap in favor of equities. Sectors that benefit the most from excess domestic spending power are those in which supply is limited in the short run, specifically real estate and building materials. For the same reason, resource-based stocks may also continue to benefit.

PERFORMANCE EVALUATION

     As of December 31, 2003, the Fund had net assets of US$30.2 million, representing a net asset value per share of US$9.62. Of this amount, Thai equity securities accounted for 96.20%; the remainder was in cash, bank deposits and promissory notes.

     Of the total net assets, 19.13% was invested in the energy sector, 19.02% in banks, 14.93% in communications, 12.65% in property development, 8.89% in building materials and 6.61% in entertainment and recreation.
The remainder was
invested in the vehicles and parts, printing and publishing and finance and securities sectors.

     In 2003, in Thai baht terms, the Fund's portfolio increased by +111.45% compared to the SET Index's increase of +116.60%, an underperformance to the market of 5.15%. The reasons behind this are given below:

     1. The stocks under rehabilitation that were still trading in the stock market provided returns of 376.78% against overall
SET returns of only
          116.60% (including the rehabilitation sector), peaking with a return of 576.5% during the year.

     2. The rehabilitation sector accounted for only 4.89% of market capitalization, sixth of the 30 stock market sectors at the end of the year, implying it has a material effect on calculations of the SET
          Index return.

     3. In view of the shaky fundamental status of the stocks still in the rehabilitation sector, we are not comfortable investing in these stocks, believing the stocks to be enormously speculative and are being played by those who are betting that Thailand's economic recovery will extend as far as these essentially dead companies.

     4. We invest on the basis of fundamentals and do not play in-and-out on market volatility.

THE FUND'S INVESTMENT STRATEGY

     The first quarter of 2004 could be very volatile given that the market went up 116.6% YoY and 19.52% in December. The January effect may be seen, as well as profit-taking, especially in the energy, petrochemical and banking sectors.
Trading volume therefore should continue to be strong. Economic growth should continue in 2004, driven by heavy government expenditure that will boost domestic consumption and investment. We expect brokers to revise their economic forecasts upwards. Sector reform in telecommunications and TV concessions are likely to be seen in the first half of 2004 as well as bank redemption of
Stapled Limited Interest Preferred Stock ("SLIPS") and
Capital Augmented
Preference Shares ("CAPS"). We expect the SET Index to increase further in 2004, supported by economic growth, high government expenditures and corporate profits.

PORTFOLIO MANAGEMENT

     Mr. Cholathee Pornrojnangkool has been the Fund's portfolio manager since
November 12, 2001. SCB Asset Management Co., Ltd. ("SCBAM") has employed Mr.
Pornrojnangkool since 1999, and he is currently a member of SCBAM's Investment
Committee. Previously, Mr. Pornrojnangkool was a private fund manager at SCB
Securities Ltd. He has nine years of investment experience.

     Finally, the Fund's management would like to express its sincere thanks to all shareholders for their continued support and participation.


Sincerely yours,

/s/ IKUO MORI

IKUO MORI
CHAIRMAN OF THE BOARD

THE THAI CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

THAI COMMON, WARRANTS AND PREFERRED STOCKS--96.20%

COMMON STOCKS--94.66%



   SHARES                                VALUE
  ---------                           -----------

BANKS--18.95%
  1,102,700    Bangkok Bank
                Public Co., Ltd.*
                                   $    3,038,302
    776,800    Bank of Ayudhya
                Public Co., Ltd.*
                                          276,870
    740,400    DBS Thai Danu Bank
                Public Co., Ltd.*
                                           97,323
  1,673,700    Industrial Finance
                Corp. of Thailand*
                                          230,580
  1,267,400    Kasikornbank
                Public Co., Ltd.*
                                        2,082,448

                                    --------------

                                        5,725,523

                                    --------------
BUILDING MATERIALS--8.89%
    414,000    The Siam Cement
                Public Co., Ltd.
                                        2,658,160
     54,000    Tycoons Worldwide
                Group Public
                Co., Ltd.*
                                           26,072

                                     --------------

                                        2,684,232

                                     --------------
COMMERCE--0.95%
    304,600    BIG C Supercenter
                Public Co., Ltd.
                                          141,675
     56,700    C.P. 7-Eleven
                Public Co., Ltd.*
                                           80,263
     55,500    Siam Makro
                Public Co., Ltd.
                                           64,535

                                     --------------

                                          286,473

                                     --------------
COMMUNICATION--14.93%
    964,500    Advanced Info Service
                Public Co., Ltd.
                                         2,072,374
  1,909,000    Samart Corp.
                Public Co., Ltd.*
                                           540,469
  1,302,600    Shin Corporations
                Public Co., Ltd.
                                         1,275,939
    343,950    Shin Satellite
                Public Co., Ltd.*
                                           291,264
    164,400    TelecomAsia Corp.
                Public Co., Ltd.*
                                            30,337
    394,400    United Communication
                Industry Public
                Co., Ltd.*
                                           299,092

                                        --------------

                                         4,509,475

                                        --------------
ELECTRICAL--1.07%
    459,200    Mida Assets
                Public Co., Ltd.*
                                           322,116

                                        --------------
ELECTRONIC COMPONENTS--1.24%
    118,500    Hana Microelectronic
                Public Co., Ltd.
                                           374,434
        100    Thai Precision
                Manufacturing
                Co., Ltd.*+
                                                --

                                        --------------

                                           374,434

                                        --------------
ENERGY--19.13%
    333,900    Electricity Generating
                Public Co., Ltd.
                                           759,637
    342,100    PTT Exploration and
                Production Public
                Co., Ltd.
                                         2,282,990
    585,000    PTT Public Co., Ltd.
                                         2,735,739

                                       --------------

                                         5,778,366

                                       --------------
ENTERTAINMENT & RECREATION--6.58%
    113,100    BEC World
                Public Co., Ltd.
                                           646,127
    144,200    EGV Entertainment
                Public Co., Ltd.
                                            42,283
    135,700    GMM Media
                Public Co., Ltd.
                                           113,199
  1,200,000    ITV Public Co., Ltd.*
                                           902,434


                                            VALUE
   SHARES                                -----------
--------------
    201,700    Major Cineplex Group
                Public Co., Ltd.
                                    $       81,578
    282,777    United Broadcasting
                Corp. Public
                Co., Ltd.*
                                           203,721

                                        --------------

                                         1,989,342

                                        --------------
FINANCE & SECURITIES--1.86%
     64,600    ABN Amro Asia
                Securities Public Co.,
                Ltd.
                                           145,335
    270,000    Siam General Factoring
                Public Co., Ltd.*
                                            67,569
    348,600    Thitikorn
                Public Co., Ltd.*
                                           126,893
    267,600    TISCO Finance
                Public Co., Ltd.*
                                           221,536

                                       --------------

                                           561,333

                                       --------------
HOUSEHOLD GOODS--0.31%
    102,700    Modernform Group
                Public Co., Ltd.
                                            94,108

                                       --------------
MINING--0.95%
    683,800    Padaeng Industry
                Public Co., Ltd.*
                                           286,935

                                       --------------
PRINTING & PUBLISHING--2.85%
    327,900    Amarin Printing Group
                Public Co., Ltd.
                                           862,029

                                       --------------
PROPERTY DEVELOPMENT--11.54%
     76,100    Italian-Thai Development
                Public Co., Ltd.*
                                           265,467
    415,500    Lalin Property
                Public Co., Ltd.
                                           115,534
  6,478,200    Land and House
                 Public Co., Ltd.
                                         2,014,218
    540,700    Noble Development
                Public Co., Ltd.
                                           198,185
    110,400    Sammakorn
                Public Co., Ltd.
                                           113,024
  1,495,100    Sino Thai Engineering &
                Construction
                Public Co., Ltd.*
                                           778,546

                                       --------------

                                         3,484,974

                                       --------------
RETAIL FOOD--1.27%
     70,000    S&P Syndicate
                Public Co., Ltd.
                                            46,449
    138,000    Serm Suk
                Public Co., Ltd.
                                           109,012
    292,500    Thai Union Frozen
                Products Public
                Co., Ltd.
                                           229,211

                                       --------------

                                           384,672

                                       --------------
UTILITIES--1.12%
    243,100    Eastern Water
                Resources
                Development &
                Management Public
                Co., Ltd.
                                           337,983

                                       --------------
VEHICLES & PARTS--3.02%
     66,330    Aapico Hitech
                Public Co., Ltd.
                                           261,566
    475,000    Thai Rung Union Car
                Co., Ltd.
                                           177,706
     46,900    Thai Stanley Electric
                Public Co., Ltd.
                                           474,220

                                       --------------

                                           913,492

                                       --------------
Total Common Stocks
  (Cost--$13,411,824)
                                        28,595,487

                                       --------------

PREFERRED STOCKS--0.37%

   SHARES
                                            VALUE
-----------
                                       --------------
BANKS--0.07%
     16,300    The Siam Commercial
                Bank Public
                Co., Ltd.*
                                    $       22,044

--------------
FINANCE & SECURITIES--0.30%
    109,900    TISCO Finance
                Public Co., Ltd.*
                                            90,288

                                        --------------
Total Preferred Stocks
  (Cost--$54,220)
                                           112,332

                                        --------------

WARRANTS--1.17%

ENTERTAINMENT & RECREATION--0.03%
     36,050    EGV Entertainment
                Public Co., Ltd.,
                expires 2008*+
                                             6,014
     50,425    Major Cineplex Group
                Public Co., Ltd.,
                expires 2006*+
                                             3,824

                                        --------------

                                             9,838

                                        --------------
PROPERTY DEVELOPMENT--1.11%
  1,331,400    Land & House
                Public Co., Ltd.,
                expires 9/2/08*
                                           336,555

                                        --------------
RETAIL FOOD--0.03%
     35,000    S&P Syndicate
                Public Co., Ltd.,
                expires 4/5/07*
                                             7,520

                                        --------------
Total Warrants
  (Cost--$0)
                                           353,913

                                        --------------
Total Thai Common, Warrants and
  Preferred Stocks
  (Cost--$13,466,044)
                                        29,061,732

                                        --------------

SHORT-TERM INVESTMENTS--3.17%

 PRINCIPAL
  AMOUNT
   (000)
                                             VALUE
-----------
                                        --------------
THAI BAHT PROMISSORY NOTES--2.09%
     10,000    The Book Club Finance
                Public Co., Ltd.,
                1.00%, (Payable
                on Demand)
                                       $      252,782
     15,000    UOB Radanasin Bank
                Public Co., Ltd., 0.75%,
                (Payable on Demand)
                                              379,174

                                        --------------
Total Thai Baht Promissory Notes
                                              631,956

                                        --------------
THAI BAHT SAVINGS ACCOUNT--0.66%
      2,572    Bank Credit Agricole
                Indosuez, 0.50%,
                (Payable on Demand)
                                               65,025
      5,343    Citibank N.A. Gold, 0.75%,
                (Payable on Demand)
                                              135,058

                                        --------------
Total Thai Baht Savings Account
                                              200,083

                                        --------------
U.S. DOLLAR TIME DEPOSIT--0.42%
        125    Bank of New York, 0.05%,
                due 1/2/04
                                              124,618

                                        --------------
Total Short-Term Investments
  (Cost--$929,108)
                                              956,657

                                        --------------
Total Investments--99.37%
  (Cost--$14,395,152)
                                           30,018,389
Other assets less liabilities--0.63%
                                              191,002

                                        --------------
NET ASSETS (Applicable to 3,139,294
  shares of capital stock outstanding;
  equivalent to $9.62 per
  share)--100.00%
                                       $   30,209,391

                                        ==============

----------
  *    Non-income producing securities.
  +    Unlisted security. This unlisted security has been
valued in good faith
       in such a manner as prescribed by the Board of Directors.

THE THAI CAPITAL FUND, INC.

TEN LARGEST EQUITY CLASSIFICATIONS HELD DECEMBER 31, 2003

                                                  PERCENT OF
INDUSTRY                                          NET ASSETS
--------                                          ----------
Energy                                               19.13%
Banks#                                               19.02
Communication                                        14.93
Property Development**                               12.65
Building Materials                                    8.89
Entertainment & Recreation**                          6.61
Vehicles & Parts                                      3.02
Printing & Publishing                                 2.85
Finance & Securities#                                 2.16
Retail Food**                                         1.30

TEN LARGEST EQUITY POSITIONS HELD DECEMBER 31, 2003

                                                  PERCENT OF
ISSUE                                             NET ASSETS
-----                                             ----------
Bangkok Bank Public Co., Ltd.                        10.06%
PTT Public Co., Ltd.                                  9.06
The Siam Cement Public Co., Ltd.                      8.80
Land and House Public Co., Ltd.**                     7.78
PTT Exploration and Production
   Public Co., Ltd.                                   7.56
Kasikornbank Public Co., Ltd.                         6.89
Advanced Info Service Public Co., Ltd.                6.86
Shin Corporations Public Co., Ltd.                    4.22
ITV Public Co., Ltd.                                  2.99
Amarin Printing Group Public Co.,
   Ltd.                                               2.85

----------
  #   Includes the value of preferred stocks.
  **  Includes the value of warrants.

THE THAI CAPITAL FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

ASSETS
 Investment in securities, at value (cost--$14,395,152)
                                                    $    30,018,389
 Cash denominated in foreign currency (cost--$473,624)
                                                            475,489
 Interest receivable
                                                                851
 Prepaid expenses
                                                              7,236

                                                    ---------------
     Total assets
                                                         30,501,965

---------------
LIABILITIES
   Dividend Payable
                                                           194,636
   Accrued Thai tax provision
                                                            19,500
   Accrued expenses and other liabilities
                                                            78,438

                                                    ---------------
     Total liabilities
                                                           292,574

                                                    ---------------
NET ASSETS
   Capital stock, $0.01 par value per share; total
100,000,000
    shares authorized; 3,139,294 shares issued and
outstanding                                                 31,393
   Paid-in capital in excess of par value
                                                        61,492,413
   Accumulated net investment loss
                                                            (1,986)
   Accumulated net realized loss on investments and foreign
    currency transactions
                                                       (46,937,539)
   Net unrealized appreciation on investments and other
assets
    and liabilities denominated in foreign currency
                                                        15,625,110

                                                     ---------------
     Net assets applicable to shares outstanding
                                                   $    30,209,391

                                                     ===============
          NET ASSET VALUE PER SHARE
                                                   $          9.62

                                                     ===============

                 See accompanying notes to financial
statements.

THE THAI CAPITAL FUND, INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividends
                                       $       610,500
   Interest
                                                 8,103

                                        ---------------
     Total investment income
                                               618,603

                                        ---------------
EXPENSES:
   Administration fee
                                               150,000
   Investment management fee
                                               112,198
   Investment advisory fee
                                               111,031
   Audit and tax services
                                                60,750
   Legal fees and expenses
                                                54,803
   Reports and notices to shareholders
                                                31,955
   Custodian fees and expenses
                                                27,942
   Directors' fees and expenses
                                                22,069
   Transfer agency fee and expenses
                                                13,857
   Insurance expense
                                                12,593
   Other
                                                11,755

                                            ---------------
     Total expenses
                                               608,953

                                            ---------------
Net investment income before waivers and tax
                                                 9,650
   Waiver of:
     Administration fee
                                               (50,000)
     Investment advisory fee
                                               (74,021)
   Provision for Thai tax applicable to net investment income
                                                19,500

                                           ---------------
NET INVESTMENT INCOME AFTER WAIVERS AND TAX
                                               114,171

                                           ---------------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES AND
 FOREIGN CURRENCY TRANSACTIONS:
   Net realized gains on investments
                                               705,016
   Net realized gains on foreign currency transactions
                                                80,875
   Net change in unrealized appreciation (depreciation) on
    equity investments
                                            15,864,059
   Net change in unrealized appreciation (depreciation) on
    translation of short-term investments and other assets
and
    liabilities denominated in foreign currency
                                                26,286

                                            ---------------
Net realized and unrealized gains from investment activities and foreign currency transactions
                                             16,676,236

                                            ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                        $    16,790,407

                                           ===============

                 See accompanying notes to financial
statements.

THE THAI CAPITAL FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS


                                             FOR THE YEARS ENDED

                                              DECEMBER 31,

                                    ---------------------------------

                                            2003              2002

                                    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)
                                 $       114,171   $      (296,266)
   Net realized gain (loss) on:
     Investments
                                         705,016          (496,500)
     Foreign currency transactions
                                           80,875            34,727
   Net change in unrealized appreciation (depreciation) on:
     Investments in equity securities
                                       15,864,059         3,666,461
     Translation of short-term investments and other assets
and
      liabilities denominated in foreign currency
                                           26,286           (17,693)

                                    ---------------   ---------------
   Net increase in net assets resulting from operations
                                        16,790,407         2,890,729

                                    ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
                                          (194,636)               --

                                    ---------------   ---------------
   Net increase in net assets
                                         16,595,771         2,890,729
NET ASSETS:
   Beginning of year
                                         13,613,620        10,722,891

                                     ---------------   ---------------
   End of year
                                    $    30,209,391   $    13,613,620

                                     ===============   ===============

                 See accompanying notes to financial
statements.

THE THAI CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Thai Capital Fund, Inc. (the "Fund") was incorporated in Maryland on
March 14, 1990 and commenced operations on May 30, 1990. It is registered with the U.S. Securities and Exchange Commission as a non-diversified, closed-end management investment company.

     The Fund makes its investments in Thailand through a wholly-owned
Investment Plan pursuant to a contract with SCB Asset
Management Co., Ltd. (the
"Manager"). The accompanying financial statements are prepared on a consolidated basis and present the financial position and results of operations of the
Investment Plan and the Fund.

     The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of its financial statements in accordance with accounting principles generally accepted in the
United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.

     VALUATION OF INVESTMENTS--Securities listed on the Securities Exchange of
Thailand for which market quotations are readily available are valued at the last sales price prior to the time of determination, or, if there were no sales on such date, at the mean between the last current bid and ask prices.
Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices. In instances where quotations are not readily available or where the price determined is deemed not to represent fair market value, fair value is determined in good faith in such manner as the Board of Directors (the "Board") may prescribe. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

     TAX STATUS--It is the Fund's intention to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Accordingly, no provision for U.S. Federal income or excise taxes is required in the financial statements.

     Remittances from the Investment Plan to the Fund are subject to a Thai withholding tax of 10% and such remittances are required by Thai law to be derived only from the Investment Plan's net income and net realized gains on the sale of securities. The Fund records a provision for such taxes based upon the
Investment Plan's overall net increase in net assets resulting from operations determined by reference to the Baht, except that there is currently no provision required for the component of the net increase in net assets relating to capital gains, if any, because the Fund intends to utilize its U.S. tax loss carryforward available to offset any such gains. Remittances for the payment of expenses are not subject to a Thai withholding tax.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

     FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currency are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME-- Securities transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

INVESTMENT MANAGER AND INVESTMENT ADVISER

     The Manager acts as the investment manager of the Investment Plan pursuant to the Investment Contract. The Manager makes the investment management decisions relating to the Fund's assets held through the Investment Plan. For its management services, the Manager receives a fee, which accrues weekly and is payable monthly in Baht, at an annual rate of 0.60% of the Investment Plan's average net assets. At December 31, 2003, the Fund owed the Manager $14,747. In addition, as permitted by the Investment Contract, the Fund reimburses the
Manager for its out-of-pocket expenses related to the Fund. During the year ended December 31, 2003, no such expenses were paid to the Manager.

     Under the International Investment Advisory Agreement,
Daiwa SB Investments
(H.K.) Ltd. ("the Adviser") provides general and specific investment advice to the Manager with respect to the Fund's assets held through the Investment Plan, but the Manager makes the ultimate decisions regarding investments. In addition, the Adviser manages the Fund's assets held outside the Investment Plan. The Fund pays to the Adviser a fee, which accrues weekly and is payable monthly in U.S.
Dollars, at an annual rate equal to 0.60% of the Fund's average net assets. In addition, as permitted by the Advisory Agreement, the Fund reimburses the
Adviser for its out-of-pocket expenses related to the Fund.
During the year
ended December 31, 2003 no such expenses were paid to the Adviser. The Adviser has voluntarily decreased its fee to 0.20% of the Fund's average net assets for the fiscal year ended December 31, 2003. At December 31,
2003, the Fund owed the
Adviser $4,478, net of waivers.

ADMINISTRATOR AND CUSTODIAN AND OTHER RELATED PARTIES

     Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the
Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum annual fee of $150,000. DSTC has voluntarily decreased its minimum annual administration fee to $100,000 for the year ended December 31, 2003. In addition, as permitted by the Ad ministration
Agreement, the Fund reimburses DSTC for its out-of-pocket expenses related to the Fund. During the year ended December 31, 2003, no such expenses were paid to the Administrator.

     DSTC also acts as custodian for the Fund's U.S. assets. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses. During the year ended December 31, 2003, DSTC earned
$6,988, as compensation for its custodial services to the Fund.

     At December 31, 2003, the Fund owed $8,333 and $533 to
DSTC for
administration and custodian fees, respectively.

     The Fund paid or accrued $54,252 for the year ended
December 31, 2003 for
legal services in conjunction with the Fund's ongoing operations provided by the
Fund's law firm, Clifford Chance US LLP, of which the Fund's
Assistant Secretary
is a partner.

INVESTMENTS IN SECURITIES AND FEDERAL INCOME TAX MATTERS

     During the year ended December 31, 2003, the Fund made purchases of
$2,064,879 and sales of $2,541,611 of investment securities, excluding short-term investments. The aggregate cost of investments at December 31, 2003 for federal income tax purposes, was substantially the same as the cost of securities for financial statement purposes. At December 31, 2003, net unrealized appreciation, excluding short-term securities aggregated $15,595,688 of which $16,977,516 related to appreciated securities and $1,381,828 related to depreciated securities.

     Distributions to shareholders, which are determined in accordance with federal income tax regulations, and which may differ from generally accepted accounting principals, are recorded on the ex-dividend date. In order to present undistributed net investment income (loss) and accumulated net realized gains
(losses) in the Statement of Assets and Liabilities in a way that more closely represents their tax character, an adjustment has been made to accumulated net realized gains (losses) on investments and undistributed net investment loss.

     For the year ended December 31, 2003, the adjustment was to increase accumulated net realized loss on investments and foreign currency transactions by $80,875 and to decrease undistributed (accumulated) net investment loss by
$80,875. Net investment income, net realized losses and net assets applicable to common shareholders were not affected by this change. The difference between book basis and tax basis was due to the ordinary income dividend payable.

     For the year ended December 31, 2003, the tax character of total distributions paid to common shareholders as reflected in the Statement of
Changes in Net Assets was $194,636 of ordinary income.

     At December 31, 2003, the Fund had a remaining capital loss carryover of
$46,937,538, of which $7,442,803 expires in the year 2005,
$24,330,001 expires
in the year 2006, $6,364,433 expires in the year 2007, $5,797,861 expires in the year 2008, $2,320,539 expires in the year 2009 and $681,901 expires in the year
2010 available to offset future net capital gains. During the year ended
December 31, 2003, $612,451 of capital loss carryover was utilized by the Fund.

CONCENTRATION OF RISK

     The Fund's investments in Thailand involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future economic and political developments and the level of government supervision and regulation of securities markets.

     The currency transactions of the Fund and the Investment Plan are subject to Thai foreign exchange control regulations. Remittances from the Plan require the approval of the Exchange Control Officer of the Bank of Thailand. There can be no assurance that approval of remittances from the Plan will be granted in a timely fashion or at all.

     The economic difficulties experienced in Thailand have had an impact on the banking industry. All of the Fund's investments are held in Thailand through a subcustodial arrangement with Bangkok Bank Public Company
Limited (the
"subcustodian") and the Fund's securities in turn are being held by the Thailand
Securities Depository Company in book-entry form. In the event of failure of the subcustodian, legal counsel has informed the Fund that the Fund would be able to recover all of its securities held by the subcustodian. The
Fund's ability to
enter into investment transactions pertaining to such securities may be effectively restricted for the period of time required to resolve the Fund's claim to recover such securities.

CAPITAL STOCK

     There are 100,000,000 shares of $0.01 par value common stock authorized. Of the 3,139,294 shares outstanding at December 31, 2003, Daiwa
Securities America
Inc., a lead underwriter of the Fund and an affiliate of both the Adviser and
DSTC, owned 7,230 shares.

SUBSEQUENT EVENT

     On December 3, 2003, a distribution was declared by the Board. The distribution of $0.062 per share was paid on January 29, 2004, to shareholders of record at December 31, 2003. The ex-dividend date was March 8, 2004.

THE THAI CAPITAL FUND, INC.

FINANCIAL HIGHLIGHTS+

Selected data for a share of capital stock outstanding during each year is presented below:


FOR THE YEARS ENDED DECEMBER 31,

-----------------------------------------------------------

2003         2002         2001        2000         1999

--------     --------     --------    --------     --------
Net asset value, beginning of year
$   4.34     $   3.42     $   3.36    $   7.22     $   6.24

--------     --------     --------    --------     --------
Net investment income (loss)
0.03*       (0.09)       (0.16)*     (0.18)*      (0.18)
Net realized and unrealized gains (losses) on investments and foreign currency transactions
5.31         1.01         0.22*      (3.68)*       1.16

--------     --------     --------    --------     --------
Net increase (decrease) in net asset value resulting
  from operations
5.34         0.92         0.06       (3.86)        0.98

--------     --------     --------    --------     --------
Less: dividends and distributions to shareholders
   Net investment income
(0.06)          --           --          --           --

--------     --------     --------    --------     --------
Net asset value, end of year
$   9.62     $   4.34     $   3.42    $   3.36     $   7.22

========     ========     ========    ========     ========
Per share market value, end of year
$  9.250     $  3.970     $  2.800    $  3.250     $  9.750

========     ========     ========    ========     ========
Total investment return:
   Based on market price at beginning and end of year
134.56%       41.79%      (13.85)%    (66.67)%      27.87%
   Based on net asset value at beginning and end of year
123.09%       26.90%        1.79%     (53.46)%      15.71%
Ratios and supplemental data:
   Net assets, end of year (in millions)
$   30.2     $   13.6     $   10.7    $   10.5     $   22.6
   Ratios to average net assets of:
     Expenses, excluding Thai taxes applicable to net
investment
      income
2.63%        4.29%        5.98%       4.73%        3.92%
     Expenses, including Thai taxes applicable to net
investment
      income
2.74%        4.29%        6.43%       5.11%        3.92%
     Expenses, excluding waiver of Administration and
Advisory
      fee applicable to net investment income
3.31%        4.98%        7.09%       5.66%        4.16%
     Expenses, including waiver of Administration and
Advisory
      fee applicable to net investment income
2.63%        4.29%        6.43%       5.11%        3.92%
     Net investment income (loss)
0.62%       (2.20)%      (4.77)%     (4.03)%      (2.78)%
Portfolio turnover
11.86%       14.62%       20.85%      45.46%       63.45%

----------
+ Per share values are adjusted to reflect the one-for-two reverse stock split effective August 5, 2002.
*  After provision for Thai taxes.

THE THAI CAPITAL FUND, INC.

REPORT OF INDEPENDENT AUDITORS

To The Shareholders and
Board of Directors of
The Thai Capital Fund, Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Thai Capital Fund, Inc. (the
"Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the
Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 20, 2004

THE THAI CAPITAL FUND, INC.

TAX INFORMATION (UNAUDITED)


     The Fund is required by Subchapter M of the Internal
Revenue Code of 1986,
as amended, to advise you within 60 days of the Fund's fiscal year end (December
31, 2003) as to the federal tax status of distributions totaling $0.062 per share received by you during such fiscal year.

     Accordingly, the Fund is hereby advising you that on December 3, 2003 the
Board of Directors of the Fund declared a total distribution of $0.062 per share, all of which resulted from net investment income. The dividend was paid on January 29, 2004 to shares of record at the close of business on December 31,
2003. The entire amount of this distribution is reportable as 2003 income.

     There is no foreign tax deduction or credit available to shareholders for calendar year 2003.

     SHAREHOLDERS ARE STRONGLY ADVISED TO CONSULT THEIR OWN
TAX ADVISORS WITH
RESPECT TO THE TAX CONSEQUENCES OF THEIR INVESTMENT IN THE
FUND.

THE THAI CAPITAL FUND, INC.

INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

     The following table sets forth information concerning each of the Directors and Officers of the Fund. The Directors of the Fund will serve for terms expiring on the date of subsequent Annual Meetings of Stockholders in the year
2004 for Class I Directors, 2005 for Class II Directors and
2006 for Class III
Directors, or until their successors are duly elected and qualified.


NUMBER OF

FUNDS IN
                                               PRINCIPAL
OCCUPATION
FUND
                                            OR EMPLOYMENT
DURING PAST
COMPLEX FOR
                                                  FIVE YEARS
AND                                  DIRECTOR OR
WHICH
  NAME (AGE) AND ADDRESS
DIRECTORSHIPS IN                                  OFFICER OF
DIRECTOR
   OF DIRECTORS/OFFICERS                      PUBLICLY HELD
COMPANIES                              FUND SINCE
SERVES (1)
-------------------------------------------------------------
-------------------------------------------------------------
-----
DIRECTORS

  Austin C. Dowling (71)        Retired; Director, The Japan
Equity Fund, Inc., since 1992;  Class II Director since
3
  1002 E Long Beach Boulevard   Director, The Thai Capital
Fund, Inc., since 2000.                       1990
  North Beach, NJ 08008

  Martin J. Gruber (65)         Professor of Finance, Leonard
N. Stern School of Business,   Class I Director since       3
  229 South Irving Street       New York University, since
1965; Director, The Japan Equity           2000
  Ridgewood, NJ 07450           Fund, Inc., since 1992;
Director, The Thai Capital Fund, Inc.,
                                since 2000; Director, SG
Cowen Income & Growth Fund, Inc.,
                                from 1986 to 2001; Director,
SG Cowen Opportunity Fund,
                                from 1987 to 2001; Director,
SG Cowen Standby Reserve Fund
                                Inc., from 1985 to 2001;
Director, SG Cowen Standby Tax
                                Exempt Reserve Fund Inc.,
from 1986 to 2001; Trustee,
                                Deutsche Asset Management BT
Family of Funds, since 1992;
                                Trustee, C.R.E.F., since
2001; Trustee, T.I.A.A., from 1996
                                to 2000; Chairman of the
Board, TIAA-CREF since
                                February 2004.

  David G. Harmer (60)          Executive Director,
Department of Community and Economic     Class I Director
since       3
  4337 Bobwhite Court           Development for the State of
Utah, since May 2002; Chairman,          2000
  Ogden, UT 84403               2K2 Hosting Corporation, from
April 2001 to April 2002;
                                President, Jetway Systems, a
division of FMC Corporation,
                                from 1997 until 2001;
Director, The Japan Equity Fund,
                                Inc., since 1997; Director,
The Thai Capital Fund, Inc., since
                                1996.

* Ikuo Mori (54)                Chairman and CEO, Daiwa
Securities America Inc., since       Chairman of the Board
2
  Daiwa Securities America Inc. 2001; Executive Officer,
Daiwa Securities Group Inc., since  and Class III Director
  Financial Square              2001; President and COO,
Daiwa Securities America Inc.,           since 2001
  32 Old Slip                   from 1996 to 2001; Chairman
of the Board, The Thai Capital
  New York, NY 10005            Fund, Inc., since 2001.

  Oren G. Shaffer (60)          Vice Chairman and Chief
Financial Officer, Qwest             Class II Director since
3
  1801 California Street        Communications International
Inc., since July 2002;                   2000
  Denver,CO 80202               Executive Vice President and
Chief Financial Officer,
                                Ameritech Corporation, from
1994 to 2000; Director, The
                                Japan Equity Fund, Inc.,
since 2000; Director, The
                                Thai Capital Fund, Inc.,
since 1997.


NUMBER OF

FUNDS IN
                                               PRINCIPAL
OCCUPATION
FUND
                                            OR EMPLOYMENT
DURING PAST
COMPLEX FOR
                                                  FIVE YEARS
AND                                  DIRECTOR OR
WHICH
   NAME (AGE) AND ADDRESS
DIRECTORSHIPS IN                                  OFFICER OF
DIRECTOR
    OF DIRECTORS/OFFICERS                     PUBLICLY HELD
COMPANIES                              FUND SINCE
SERVES (1)
-------------------------------------------------------------
-------------------------------------------------------------
-----
OFFICERS

  John J. O'Keefe (44)          Vice President, the Fund
Accounting Department of Daiwa        Vice President and
--
  One Evertrust Plaza           Securities Trust Company
since 2000; Assistant Controller,   Treasurer of the Fund
  Jersey City, NJ 07302-3051    Reserve Management
Corporation from 1999 to 2000;                since 2000
                                Accounting Manager,
Prudential Investments from 1998 to
                                1999; Assistant Vice
President, Daiwa Securities Trust
                                Company from 1990 to 1998;
Vice President and Treasurer,
                                The Japan Equity Fund, Inc.
and The Thai Capital Fund, Inc.,
                                since 2000.

Mariedor Pineda (29)            Production Analyst, Daiwa
Securities Trust Company since     Secretary of the Fund
--
One Evertrust Plaza             1999; Assistant Supervisor,
CAMBA-Park Slope Women's             since 2003
Jersey City, NJ 07302-3051      Shelter, from 1996 to 1999.
Secretary, The Thai Capital
                                Fund, Inc. and The Japan
Equity Fund, Inc., since 2003.

Laurence E. Cranch (56)         Assistant Secretary, The
Japan Equity Fund, Inc. and The     Assistant Secretary of
--
200 Park Avenue                 Thai Capital Fund, Inc.,
since 1992; Partner in the law firm      the Fund since 1990
New York, NY 10166              of Clifford Chance US LLP
since 1980.

----------

(1)  "Fund Complex" includes the Fund, The Japan Equity Fund,
Inc., The
     Thai Capital Fund, Inc. and other investment companies advised by SCB Asset
     Management Co., Ltd., Daiwa SB Investments (H.K.) Ltd.,
DBS Asset
     Management (United States) Pte. Ltd., Daiwa SB
Investments (Thai Capital)
     Ltd., Daiwa SB Investments (USA) Ltd., Daiwa SB
Investments Ltd. or their
     respective affiliates.
* Directors so noted are deemed by the Fund's counsel to be "interested persons" (as defined in the U.S. Investment Company Act of 1940, as amended). Mr. Mori is deemed an interested person of the Fund because of his affiliation with Daiwa Securities America Inc., an affiliate of the
     Fund's investment adviser, Daiwa SB Investments (H.K.)
Ltd.

                 (This page has been left blank
intentionally.)

                 (This page has been left blank
intentionally.)

BOARD OF DIRECTORS
Ikou Mori, CHAIRMAN
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Oren G. Shaffer

OFFICERS
John J. O'Keefe
VICE PRESIDENT AND TREASURER
Mariedor Pineda
SECRETARY
Laurence E. Cranch
ASSISTANT SECRETARY

ADDRESS OF THE FUND
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, NJ 07302-3051

INVESTMENT MANAGER
SCB Asset Management Co., Ltd.
INVESTMENT ADVISER
Daiwa SB Investments (H.K.) Ltd.
ADMINISTRATOR
Daiwa Securities Trust Company
CUSTODIANS
Bangkok Bank Public Company, Ltd.
  (Thai Custodian)
Daiwa Securities Trust Company
  (U.S. Custodian)
TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company, N.A.
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP

Notice is hereby given in accordance with Section 23(c) of the Investment
Comapny Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices.

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

ITEM 2. CODE OF ETHICS
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial and accounting officer. A copy of the registrant's code of ethics is attached Hereto as Exhibit 10 (a)

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert is Oren G. Shaffer who is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not
Applicable.

ITEMS 5-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
The registrant has delegated to its investment manager the voting of proxies relating to the registrant's portfolio securities. The policies and procedures used by the investment manager to determine how to vote proxies relating to the registrant's portfolio securities, including the procedures used when a vote presents a conflict of interest involving the investment manager, are contained in the investment manager's Proxy Voting Guidelines, which are attached hereto as Exhibit 10 (b) and Exhibit 10 (c)

ITEMS 8. (RESERVED)

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of February 20, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10. EXHIBITS. File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Any code of ethics, or amendment thereto, that is
the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the
Item 2 requirements through filing of an exhibit:

(b)	Registrant's proxy voting policy and procedures.

(c)	Manager's proxy voting policy and procedures.

(d) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.




SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 				The Thai Capital
                                         Fund, Inc.


By (Signature and Title)* 		\s\ John J. O'Keefe

                                   --------------------------

                                      John J. O'Keefe, Vice
                                      President & Treasurer

Date: March 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* 		\s\ John J. O'Keefe

                                   --------------------------
                                       John J. O'Keefe, Vice
                                       President & Treasurer

Date: March 8, 2004

By (Signature and Title)* 		\s\ Ikou Mori
                                     --------------------------

                                         Ikou Mori, Chairman

Date: March 8, 2004

* Print the name and title of each signing officer under his or her signature.